Summary of material accounting policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of material accounting policies
Schedule of evolution of these indices
Annual price variation	June 30, 2024	June 30, 2025	June 30, 2026	Cumulative as of June 30, 2026 (3 years)
	272%	39%	34%	592%

Schedule of business through several operating and investment companies
			% of ownership interest held by the Group
Name of the entity	Country	Main activity	06.30.2026	06.30.2025	06.30.2024

IRSA’s direct interest:
ECLASA	Argentina	Investment	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (1)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Ritelco S.A.U.	Argentina	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A. (in liquidation)	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A.U.	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata S.A. (2)	Argentina	Real estate	-	-	100.00%
SHEFA INVESTMENTS	Argentina	Design and software development	89.44%	93.63%	98.67%
Shefa Fiduciaria S.A.U.	Argentina	Trustee company	100.00%	100.00%	100.00%
Fideicomiso Shefa V.C.	Argentina	Investment	100.00%	100.00%	100.00%
LOS GALLEGOS, Martínez Navarro y Cía. S.A.	Argentina	Real estate	100.00%	-	-
TIENDA LOS GALLEGOS S.A.	Argentina	Real estate	100.00%	-	-
ECLASA’s direct interest:
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Palermo Invest S.A. (3)	Argentina	Investment	100.00%	100.00%	100.00%
Tyrus S.A.’s direct interest:
DFL and DN BV	Bermuda / The Netherlands	Investment	99.65%	99.65%	99.63%
Shefa Holding LLC	USA	Investment	100.00%	100.00%	100.00%
IRSA International LLC	USA	Investment	100.00%	100.00%	100.00%
Liveck Ltd. (4)	British Virgin Islands	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	USA	Investment	100.00%	100.00%	100.00%
DFL’s and DN BV’s direct interest:
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%

Schedule of useful life of property,plant and equipment
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 21 years
Others	Between 3 and 10 years